INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	[1]	$ 356	$ 348	$ 341
Origination and reversal of temporary differences		18	22	16
Change in tax rates or the imposition of new taxes		(8)	4	0
Deferred tax assets recognized		(1)	(6)	(95)
Total income tax expense		365	368	262
Net income before income tax and non-controlling interests		437	974	1,881
Income tax expense calculated at the domestic rates applicable to profits in the country concerned		120	328	576
Change in tax rates and new legislation		(8)	4	0
International operations subject to different tax rates		46	6	(1)
Taxable income attributable to non-controlling interests		1	0	(2)
Deferred tax assets recognized		(1)	(6)	(95)
Foreign exchange		31	(6)	12
Non-deductible dividends on exchangeable shares		56	47	42
Non-deductible remeasurement adjustments on exchangeable and class B shares		126	(9)	(280)
Permanent differences and other		(6)	4	10
Income tax expense recognized in profit or loss		$ 365	$ 368	$ 262

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.